Basis of Presentation and Summary of Significant Accounting Policies - Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Basis of Presentation and Summary of Significant Accounting Policies
Equity investment goodwill	$ 46.6	$ 48.8